CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENT OF CASH FLOWS (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / ¥	Dec. 31, 2020 CNY (¥) $ / ¥	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	$ (104,097,256)	¥ (679,234,601)	¥ 600,566,742	¥ 5,354,151
Loan to subsidiaries and VIE	(615,503,368)	(4,016,159,473)	(4,938,191,061)	(67,852,371)
Net cash provided by (used in) investing activities	(567,792,817)	(3,704,848,130)	(3,079,780,993)	412,870,517
Dividend paid			(103,196,981)
Net cash provided by (used in) financing activities	688,231,741	4,490,712,113	2,711,188,159	181,789,413
Effect of foreign exchange rate changes	(4,354,011)	(28,409,920)	10,622,885	(6,283,113)
Net increase (decrease) in cash and cash equivalents	11,987,657	78,219,462	242,596,793	593,730,968
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	232,996,695	1,520,303,432	1,277,706,639	683,975,671
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT YEAR END	$ 244,984,352	¥ 1,598,522,894	1,520,303,432	1,277,706,639
Currency exchange rate | $ / ¥	6.5250	6.5250
Parent Company | Reportable legal entity
STATEMENT OF CASH FLOWS
Net cash provided by (used in) operating activities	$ (2,254,159)	¥ (14,708,389)	(10,004,797)	36,187,975
Loan to subsidiaries and VIE	1,044,920	6,818,106	(199,179,173)	(519,786,600)
Net cash provided by (used in) investing activities	1,044,920	6,818,106	(199,179,173)	(519,786,600)
Contribution from shareholders	83,309	543,594	6,035,665	681,989,413
Dividend paid			(103,196,981)
Net cash provided by (used in) financing activities	83,309	543,594	(97,161,316)	681,989,413
Effect of foreign exchange rate changes	(101,679)	(663,453)	10,892,988	(6,283,113)
Net increase (decrease) in cash and cash equivalents	(1,227,609)	(8,010,142)	(295,452,298)	192,107,675
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	2,153,532	14,051,790	309,504,088	117,396,413
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT YEAR END	$ 925,923	¥ 6,041,648	¥ 14,051,790	¥ 309,504,088
Currency exchange rate	6.5250	6.5250